Financial income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income, Nonoperating [Abstract]
Investment Income, Interest	$ 18,219	$ 10,569	$ 2,025
Foreign Currency Transaction Gain, before Tax	80	585	1,736
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	0	116,863
Other Nonoperating Income	16	147	319
Liability for Future Policy Benefit, Remeasurement Gain (Loss)	(349,604)	(119,348)	0
Other Expense, Nonoperating [Abstract]
Bank Costs	(143)	(233)	(187)
Foreign Currency Transaction Loss, before Tax	(1,429)	(379)	(891)
Other Nonoperating Expense	(29)	(141)	(149)
Nonoperating Income (Expense), Total	$ (332,890)	$ (108,800)	$ 119,716